Derivatives_The nominal amounts and the average interest and currency rate of hedging instrument (Details)	6 Months Ended
Jun. 30, 2018 USD ($) SGD ($)
For fair value hedging | Interest rate risk | Interest rate swaps
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument	2,850,000,000
Description of average rate of interest rate risk hedging instrument	Fixed 3.98% receipt and 3.96% floating paid
For fair value hedging | Interest rate risk | Interest rate swaps | Less than 1 year
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument	500,000,000
For fair value hedging | Interest rate risk | Interest rate swaps | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument	1,350,000,000
For fair value hedging | Interest rate risk | Interest rate swaps | Over 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument	1,000,000,000
For cash flow hedging | Foreign currencies translation risk and interest rate risk | Currency swap
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument	500,000,000
Description of average rate of currency risk hedging instrument	USD 2.65% receipt, KRW 1.71% paid, USD/KRW =1,173 Won
For cash flow hedging | Foreign currencies translation risk and interest rate risk | Currency swap | Less than 1 year
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument	50,000,000
For cash flow hedging | Foreign currencies translation risk and interest rate risk | Currency swap | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument	450,000,000
For cash flow hedging | Foreign currencies translation risk and interest rate risk | Currency swap | Over 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument	0
For cash flow hedging | Foreign currencies translation risk | Currency swap
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument	204,000,000
Description of average rate of currency risk hedging instrument	SGD 1.91% receipt, KRW 1.98% paid, SGD/KRW = 828 Won
For cash flow hedging | Foreign currencies translation risk | Currency swap | Less than 1 year
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument	0
For cash flow hedging | Foreign currencies translation risk | Currency swap | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument	204,000,000
For cash flow hedging | Foreign currencies translation risk | Currency swap | Over 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument	0